Statement of Consolidated Changes in Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Statement of Stockholders' Equity [Abstract]
Common stock, dividends, per share	$ 0.25	$ 0.25